CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents

	December 31,
	2018	2019
	in USD thousands

Cash on hand and in bank	2,329	4,922
Short-term bank deposits	1,075	375
	3,404	5,297